Cryptocurrencies - Schedule of Cryptocurrencies (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Cryptocurrencies [Line Items]
Cost Basis	¥ 746,723,102
Fair Value	¥ 776,702,624	$ 108,499,235	¥ 242,889,085
Bitcoin [Member]
Schedule of Cryptocurrencies [Line Items]
Quantity	1,000	1,000
Cost Basis	¥ 740,385,593
Fair Value	¥ 770,387,447
USDT [Member]
Schedule of Cryptocurrencies [Line Items]
Quantity	882,180	882,180
Cost Basis	¥ 6,337,509
Fair Value	¥ 6,315,177